CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) - USD ($)	Preferred Stock Series A I K [Member]	Preferred Stock Series B E F 1 J And L [Member]	Preferred Stock Series C [Member]	Treasury Stock, Common [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, December 31, 2022 (Restated) at Dec. 31, 2021	$ 59,548,201	$ 14,383,808	$ 488	$ (4,967,686)	$ 167,421	$ (3,479,128)	$ (65,166,264)	$ 486,840
Beginning balance, shares at Dec. 31, 2021	23,085,563	3,595,952	123	(619,345)	2,215
Issuance of series B preferred stock for contribution		$ 100,000				(75,000)		25,000
Issuance of Series B preferred stock for contribution, shares		25,000
Issuance of series B preferred stock in exchange of series D preferred stock and series H preferred stock		$ 300,000						300,000
Issuance of series B preferred stock in exchange of series D preferred stock and series H preferred stock, shares		75,000
Cancellation of common stock					35,097	(35,097)
Cancellation of series D preferred stock		$ (150,000)						(150,000)
Cancellation of series D preferred stock, shares		(37,500)
Cancellation of series H preferred stock		$ (150,000)						(150,000)
Cancellation of series H preferred stock, shares		(37,500)
Cancellation of series K preferred stock	$ (8,201)					8,201
Cancellation of series K preferred stock, shares	(8,200,562)
Issuance of series B preferred stock for settlement of employment		$ 75,000				(56,250)		18,750
Issuance of series B preferred stock for settlement of employment, shares		18,750
Issuance of series B preferred stock in exchange for series F		$ 270,000						270,000
Issuance of series B preferred stock in exchange for series F, shares		67,500
Cancellation of series F preferred stock		$ (700,180)				430,180		(270,000)
Cancellation of series F preferred stock, shares		(175,045)
Issuance of series J preferred stock		$ 3,275,000						3,275,000
Issuance of series J preferred stock, shares		818,750
Issuance of common stock for settlement of Red Rock Travel					$ 622,275	(406,485)		215,790
Issuance of common stock for settlement of Red Rock Travel, shares					8,782
Reclassification for cancelled shares				$ 4,967,686		(4,967,686)
Reclassification for cancelled shares, shares				619,345
Accrued preferred stock dividends							(336,650)	(336,650)
Net income							(5,429,521)	(5,429,521)
Ending balance, value at Dec. 31, 2022	$ 59,540,000	$ 17,403,628	$ 488	$ 0	$ 824,793	(8,581,265)	(70,932,435)	(1,744,791)
Ending balance, shares at Dec. 31, 2022	14,885,001	4,350,907	123		10,997
Balance, December 31, 2022 (Restated) at Dec. 31, 2022	$ 59,540,000	$ 17,403,628	$ 488	$ 0	$ 824,793	(8,581,265)	(70,932,435)	(1,744,791)
Beginning balance, shares at Dec. 31, 2022	14,885,001	4,350,907	123		10,997
Balance, December 31, 2022 (Restated) at Dec. 31, 2022	$ 59,540,000	$ 17,403,628	$ 488	$ 0	$ 824,793	(8,581,265)	(70,932,435)	(1,744,791)
Beginning balance, shares at Dec. 31, 2022	14,885,001	4,350,907	123		10,997
Balance, December 31, 2022 (Restated) at Dec. 31, 2022	$ 59,540,000	$ 17,403,628	$ 488	$ 0	$ 824,793	(8,581,265)	(70,932,435)	(1,744,791)
Beginning balance, shares at Dec. 31, 2022	14,885,001	4,350,907	123		10,997
Conversion of convertible notes payable, shares					13,068
Accrued preferred stock dividends							(780,074)	(780,074)
Net income							3,028,394	3,028,394
Conversion of convertible notes payable					980,006	(777,117)		202,889
Ending balance, value at Dec. 31, 2023	59,540,000	17,436,228	488	0	1,804,799	(9,365,982)	(68,684,115)	731,418
Issuance of series B preferred stock		$ 12,600				12,400		25,000
Issuance of series B preferred stock, shares		8,150
Issuance of series E preferred stock, shares		5,000
Issuance of series E preferred stock		$ 20,000				$ (20,000)
Ending balance, shares at Dec. 31, 2023	14,885,001	4,364,057	123		24,065